Parent Only Financial Statements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET REVENUE			$ 3,751,410
OPERATING EXPENSES
General and administrative expense	909,729	1,099,941	2,253,785
Total operating expenses	909,729	1,100,101	2,273,688
LOSS FROM OPERATIONS	(909,729)	(1,100,101)	(916,451)
LOSS BEFORE INCOME TAX	(4,141,618)	(13,661,466)	2,886,988
INCOME TAX		(106,956)	148,529
NET LOSS	(4,141,618)	(13,554,510)	(670,527)
Parent [Member]
NET REVENUE
OPERATING EXPENSES
General and administrative expense		5,770,989
Total operating expenses		5,770,989
LOSS FROM OPERATIONS		(5,770,989)
LOSS BEFORE INCOME TAX		(5,770,989)
INCOME TAX		(106,956)
NET LOSS		$ (5,664,033)